Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [text block]
The Group’s Executive Team and Director compensation was as follows:

	2025	2024	2023
Short-term employee benefits – Salaries and wages	5,438	3,529	2,177
Long-term employee benefits – Share-based payment	17,101	16,222	6,822
	22,539	19,751	8,999

Disclosure of transactions between related parties [text block]
The following transactions occurred with related parties:

	2025	2024	2023
Transactions with merchants – Revenues	821	271	1,494
Transactions with collection entities – Costs	(27,873)	(911)	(53)
Transactions with other related parties – Financial expenses (item (a)) (1)	(5,007)	(22,602)	(81,024)

Summary of Outstanding Balances from Transactions with Related Parties
The following balances are outstanding at the end of the reporting year in relation to transactions with related parties:

	2025	2024
Balances with merchants – trade payables	(1,738)	—
Balances with collection entities – Trade payables	(65)	(429)
Balances with collection entities – Trade receivables	12,012	6,853
Balances with collection entities – Advances and other receivables	12,081	—